Revenues - Schedule of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Revenues [Line Items]
Revenues	¥ 1,854,302	$ 265,162	¥ 1,585,640	¥ 1,418,047
Less: revenues from the discontinued operations				(52,182)
Revenues from the continuing operations	1,854,302	265,162	1,585,640	1,365,865
Vocational education services [Member]
Schedule of Revenues [Line Items]
Revenues	45,108	6,451	50,029	179,031
Employee management services [Member]
Schedule of Revenues [Line Items]
Revenues	1,719,620	245,902	1,382,580	1,033,837
HR recruitment services [Member]
Schedule of Revenues [Line Items]
Revenues	17,694	2,530	24,237	75,479
Market Services [Member]
Schedule of Revenues [Line Items]
Revenues	¥ 71,880	$ 10,279	¥ 128,794	¥ 129,700